Retirement Benefits - Shared Lilly Plans (Details) - Shared Lilly Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Multiemployer Plans [Line Items]
Asset recorded to recognize the funded status	$ 0.0
Liability recorded to recognize the funded status	0.0
Recognized expense under this plan	73.7	$ 11.3	$ 26.2
Curtailment loss and special termination benefits	67.0
Contributions under plan	$ 0.0